Expense Example - Global X Funds	Jul. 15, 2025 USD ($)
Global X PureCap℠ MSCI Consumer Discretionary ETF | Global X PureCap℠ MSCI Consumer Discretionary ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 26
Expense Example, with Redemption, 3 Years	80
Global X PureCap℠ MSCI Communication Services ETF | Global X PureCap℠ MSCI Communication Services ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	80
Global X PureCap℠ MSCI Information Technology ETF | Global X PureCap℠ MSCI Information Technology ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	80
Global X PureCap℠ MSCI Consumer Staples ETF | Global X PureCap℠ MSCI Consumer Staples ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	80
Global X PureCap℠ MSCI Energy ETF | Global X PureCap℠ MSCI Energy ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	$ 80